36. Related-party transactions (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Other receivables - Noncurrent	$ 5,428	$ 6,856
Other receivables - Current	1,093	766
Trade payables	(35,021)	(204)
Other payables	(5,253)	(4,756)
SACME
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Other receivables - Noncurrent	5,428	6,856
Other receivables - Current	766	766
Other payables	(5,253)	(4,756)
PESA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Other receivables - Current	327	0
OSV
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Trade payables	(54)	0
EASA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Trade payables	(34,967)	0
PYSSA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Trade payables	$ 0	$ (204)